QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: last day of February

Date of reporting period: 11/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
November 30, 2017

	Shares	Fair Value
COMMON STOCKS - 96.70%

COMPUTER/SOFTWARE - 6.01%
Check Point Software Technologies Ltd.	2,728	$284,503
Cisco Systems, Inc.	9,691	361,474

		645,977

DIVERSIFIED FINANCIAL SERVICES - 25.04%
CIT Group Inc.	5,920	295,053
Invesco Limited	8,148	294,713
JPMorgan Chase & Co.	4,426	462,606
PNC Financial Service Group, Inc.	2,374	333,689
Principal Financial Group, Inc.	4,480	317,139
Prudential Financial, Inc.	3,489	404,166
Regions Financial Corp.	15,975	265,025
SunTrust Banks, Inc.	5,208	320,969

		2,693,360

HEALTCHARE - 15.82%
Abbott Laboratories	7,408	417,589
Allscripts Healthcare Solutions, Inc.	25,331	362,233
Brookdale Senior Living Inc.	18,912	202,169
HealthSouth Corp.	7,302	364,735
Smith & Nephew plc	9,892	354,529

		1,701,255

INDUSTRIAL - 2.18%
Quanta Services, Inc.	6,185	234,412

INSURANCE - 2.73%
MetLife, Inc.	5,471	293,683

INTEGRATED UTILITIES - 20.83%
AGCO Corp.	3,498	247,588
Cabot Oil & Gas Corp.	11,395	329,885
Edison International	2,485	201,956
National Oilwell Varco, Inc.	7,629	255,953
Owens Corning	3,898	344,388
Suncor Energy, Inc.	8,746	304,011
WPX energy Inc.	20,522	260,014
Xcel Energy, Inc.	5,749	296,706

		2,240,501

MEDIA - 2.77%
Twenty-First Century Fox, Inc.	9,559	297,763

MISCELLANEIOUS MANUFACTURING - 15.09%
Analog Devices, Inc.	3,636	313,096
Eastman Chemical Co.	3,042	280,990
Edgewell Personal Care	3,900	226,161
Masco Corp.	6,605	283,421
Regal-Beloit Corp.	2,873	221,077
The JM Smucker Co.	2,553	297,859

		1,622,604

REAL ESTATE INVESTMENT TRUST - 2.05%
Liberty Property Trust	4,909	220,316

RETAIL - 4.20%
Gap, Inc.	8,196	264,813
Williams-Sonoma, Inc.	3,656	187,041

		451,854

TOTAL COMMON STOCKS - 96.70%		10,401,725

SHORT TERM INVESTMENTS - 3.62%
Federated Treasury Obligation Fund 0.93%*	389,019	389,019

TOTAL INVESTMENTS - 100.32%		$10,790,744
Liabilities, net of other assets - (0.32)%		(34,501)

NET ASSETS - 100.00%		$10,756,243

*Effective 7 day yield as of November 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$10,401,725	–	–	$10,401,725
Money Market	389,019	–	–	389,019

	$10,790,744	–	–	$10,790,744

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2017.

At November 30, 2017, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $8,072,959 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,449,740
Gross unrealized depreciation	(120,974)

Net unrealized appreciation	$2,328,766

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of November 30, 2017

	Shares	Fair Value
COMMON STOCKS - 97.13%

BANKS - 19.38%
Associated Banc-Corp.	40,416	$1,030,608
Capital Bank Financial Corp Class A	17,275	721,231
Community Trust Bancorp, Inc.	23,649	1,176,538
First Midwest Bancorp, Inc.	37,800	943,866
Fulton Financial Corp.	58,191	1,105,629
Greenhill & Co., Inc.	42,343	859,563
Hancock Holding Co.	17,893	918,806
Old National Bancorp	51,071	932,046
Provident Financial Services	39,576	1,082,008
Sandy Spring Bancorp, Inc.	27,890	1,098,587
Washington Federal, Inc.	18,390	639,972
WesBanco, Inc.	13,858	583,006

		11,091,860

COMMERCIAL SERVICES - 1.72%
Servicemaster Global Holdings, Inc.	20,121	983,514

HEALTHCARE - 5.55%
Allscripts Healthcare Solutions, Inc.	89,511	1,280,007
LHC Group, Inc.	12,673	833,503
Merit Medical Systems, Inc.	24,450	1,062,353

		3,175,863

INDUSTRIAL - 7.91%
ABM Industries, Inc.	27,113	1,160,436
Atkore Inernational Group Inc.	34,463	733,373
The Greenbrier Companies, Inc.	17,473	873,650
HNI Corp.	2,185	76,475
Navigant Consulting, Inc.	35,006	671,765
On Assignment, Inc.	15,800	1,010,568

		4,526,267

INSURANCE - 7.67%
CNO Financial Group, Inc.	32,156	810,653
Employers Holdings, Inc.	26,654	1,306,046
Horace Mann Educators Corp.	21,857	1,020,722
Radian Group Inc.	61,140	1,252,759

		4,390,180

INVESTMENT SERVICES - 3.63%
Kennedy-Wilson Holdings Inc.	59,887	1,146,836
Legg Mason, Inc.	23,348	932,986

		2,079,822

MATERIALS - 1.71%
PolyOne Corp.	21,207	979,975

MEDIA - 0.98%
Regal Entertainment Group	27,722	560,262

MISCELLANEOUS MANUFACTURING - 16.04%
Continental Building Products, Inc.	31,244	871,708
Edgewell Personal Care Co.	11,606	673,032
Global Brass & Copper Holdings, Inc.	22,040	762,584
IPG Photonics Corp.	5,232	1,198,023
Kaiser Aluminum Corp.	9,553	925,304
Mueller Industries, Inc.	26,923	979,997
NetScout Systems, Inc.	29,127	904,393
Orion Engineered Carbons SA	36,714	897,657
Teradyne, Inc.	26,979	1,091,840
TTM Technologies	53,386	871,793

		9,176,331

OIL & GAS SERVICES - 6.60%
CNX Resources Corp.	20,535	286,463
Dril-Quip, Inc.	21,491	1,030,493
EQT Corp.	5,875	350,150
Vectren Corp.	14,151	983,495
WPX Energy Inc.	88,653	1,123,234

	.	3,773,835

REAL ESTATE INVESTMENT TRUSTS - 8.22%
Brandwine Realty Trust	82,085	1,414,325
Colony NorthStar, Inc.	73,000	889,870
Cousins Properties, Inc.	86,351	774,568
Hersha Hospitality Trust Class A	49,304	865,285
Kite Realty Group	39,497	759,527

		4,703,575

RETAIL - 7.88%
American Eagle Outfitters, Inc.	93,510	1,503,641
Arcos Dorados Holdings, Inc.	34,645	344,718
Caleres, Inc.	24,925	813,552
Deckers Outdoor Corp.	3,948	295,034
GameStop Corp.	30,110	564,563
Sleep Number Corp.	28,073	987,889

		4,509,397

TRANSPORTATION - 4.50%
Cooper Tire & Rubber Co.	22,269	818,386
Forward Air Corp.	15,008	853,955
Old Dominion Freight Line, Inc.	7,000	904,680

		2,577,021

UTILITIES - 5.33%
El Paso Electric Co.	20,398	1,242,238
Portland General Electric Co.	14,730	731,197
Quanta Services, Inc.	28,421	1,077,156

		3,050,591

TOTAL COMMON STOCKS - 97.13%		55,578,493

SHORT TERM INVESTMENTS - 2.91%
Federated Treasury Obligation Fund 0.93%*	1,663,466	1,663,466

TOTAL INVESTMENTS - 100.04%		$57,241,959
Liabilities, net of other assets - (0.04)%		(22,537)

NET ASSETS - 100.00%		$57,219,422

*Effective 7 day yield as of November 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$55,578,493	–	–	$55,578,493
Money Market	1,663,466	–	–	1,663,466

	$57,241,959	–	–	$57,241,959

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2017.

At November 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $46,585,468 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,854,605
Gross unrealized depreciation	(1,198,114)

Net unrealized appreciation	$10,656,491

DGHM MicroCap Value Fund
Schedule of Investments - unaudited
As of November 30, 2017

	Shares	Fair Value
COMMON STOCKS - 92.36%

BANKS - 14.95%
BankFinancial Corp.	15,920	$262,521
Capital City Bank Group, Inc.	7,404	187,173
CoBiz Financial Inc.	11,498	243,528
Community Trust Bancorp, Inc.	5,629	280,043
First Bancorp	11,123	421,562
First Community Bancshares, Inc.	12,246	367,380
HomeTrust Bancshares Inc.	10,573	285,471
MainSource Financial Group, Inc.	6,780	268,149
National Bankshares, Inc.	8,273	383,040
Northrim BanCorp, Inc.	8,353	312,820
Park Sterling Corp.	19,243	247,657
Sandy Spring Bancorp, Inc.	8,050	317,089
Simmons First National Corp.	1,992	115,337

		3,691,770

CAPITAL GOODS - 14.09%
Continental Building Products, Inc.	16,423	458,202
Ducommun Inc.	9,113	254,891
Fly Leasing Ltd. ADR	28,789	394,121
Hurco Companies, Inc.	7,937	353,990
Kimball Electronics, Inc.	15,726	327,887
Preformed Line Products Co.	8,157	681,028
Sterling Construction Co., Inc.	26,546	455,264
Transcat, Inc.*	39,598	554,372

		3,479,755

COMMERCIAL & PROFESSIONAL SERVICES - 3.49%
CBIZ, Inc.	25,773	380,152
SP Plus Corp.	12,292	481,846

		861,998

CONSUMER DISCRETIONARY - 1.33%
Francescas Holdings Corp.	44,168	327,727

CONSUMER DURABLES & APPAREL - 5.21%
Cavco Industries, Inc.	1,870	286,390
Kimball International, Inc.	16,238	301,052
MCBC Holdings, Inc.	15,286	360,750
Rocky Brands, Inc.	19,075	337,628

		1,285,820

CONSUMER SERVICES - 3.74%
Ark Restaurants Corp.	19,492	475,800
The Marcus Corp.	15,905	446,931

		922,731

DIVERSIFIED FINANCIALS - 0.50%
Marlin Business Services Corp.	5,179	123,519

ENERGY - 5.22%
Newpark Resources, Inc.	54,540	482,679
Ring Energy, Inc.	29,556	419,104
SandRidge Energy, Inc.	20,747	386,102

		1,287,885

FINANCIALS - 8.74%
EMC Insurance Group, Inc.	17,231	534,506
Employers Holdings, Inc.	13,555	664,195
Greenhill & Co., Inc.	17,464	354,519
Steel Partners Holdings LP, Series A, 6.00%	14,576	311,052
Western New England Bancorp, Inc.	27,510	294,357

		2,158,629

HEALTHCARE - 5.75%
Almost Family, Inc.	7,813	464,092
Computer Programs & Systems, Inc.	12,614	382,204
Cutera, Inc.	6,325	259,641
LHC Group Inc.	4,782	314,512

		1,420,449

MATERIALS - 7.38%
Core Molding Technologies, Inc.	18,301	393,838
Innophos Holdings, Inc.	6,834	316,619
Neenah Paper, Inc.	4,018	359,209
Orion Enginnered Carbons, S.A.	16,596	405,772
United States Lime & Minerals, Inc.	4,058	346,350

		1,821,788

REAL ESTATE INVESTMENT TRUSTS - 10.63%
Agree Realty Corp.	4,717	233,208
CatchMark Timber Trust, Inc.	48,747	642,973
City Office REIT, Inc.	41,017	543,065
iStar, Inc.	29,778	342,447
Ramco-Gershenson Properties Trust	35,719	514,711
RLJ Lodging Trust	16,052	348,007

		2,624,411

SEMICONDUCTORS - 3.16%
Kulicke and Soffa Industries, Inc.	18,518	459,802
Rudolph Technologies, Inc.	13,229	321,465

		781,267

SOFTWARE & SERVICES - 1.57%
American Software, Inc. Class A	30,056	388,023

TRANSPORTATION - 2.07%
Marten Transport, Ltd.	25,336	510,520

UTILITIES - 4.54%
Artesian Resources Corp. Class A	8,650	366,241
RGC Resources, Inc.	16,948	451,325
Unitil Corp.	5,815	303,776

		1,121,342

TOTAL COMMON STOCKS - 92.36%		22,807,634

SHORT TERM INVESTMENTS - 7.30%
Federated Treasury Obligation Fund 0.93% *	1,803,580	1,803,580

TOTAL INVESTMENTS - 99.66%		$24,611,214
Other assets, net of liabilities - 0.34%		82,892

NET ASSETS - 100.00%		$24,694,106

*Effective 7 day yield as of November 30, 2017

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$22,807,634	–	–	$22,807,634
Money Market	1,803,580	–	–	1,803,580

	$24,611,214	–	–	$24,611,214

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2017.

At November 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $19,316,272 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,703,685
Gross unrealized depreciation	(408,743)

Net unrealized appreciation	$5,294,942

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: January 23, 2018

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 23, 2018